UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/02

Check here if Amendment [X ]; Amendment Number:  02
  This Amendment (Check only one):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 13, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $148445



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   Title                    VALUE   SHRS or  SH/  PUT/ Inv    Other   Voting Authority
NAME OF ISSUER                     of     CUSIP          (x$1000)   PRN AMT  PRN  CALL Disc   Mgrs     Sole Shared None
                                   Class
AMR Corp                           com    001765106              1        50  SH       Sole              50
ANC Rental Corp                    com    00181310               1        12  SH       Sole              12
Alliance Capital Mgmt. Ltd.        com    018548107            334      7200  SH       Sole            7200
Allstate Corp                      com    020002101            381     10077  SH       Sole           10077
America Online Inc Del Com         com    02364J104             21       900  SH       Sole             900
Amerisource Health                 com    03071P102           8082    118333  SH       Sole          118333
Apple Computer                     com    03783310               9       400  SH       Sole             400
Block H&R Inc.                     com    093671105           9772    219845  SH       Sole          219845
Bridgehampton National Bank        com    108035106           1328     65572  SH       Sole           65572
Bristol Myers                      com    110122108             20       503  SH       Sole             503
CMS Energy Corp Com                com    125896100            113      5000  SH       Sole            5000
CVS Corporation Delaware           com    126650100           3526    102700  SH       Sole          102700
Cardinal Health Inc                com    14149Y108           8585    121100  SH       Sole          121100
Circuit City Store Inc             com    172737306           5340    206500  SH       Sole          206500
Citigroup Inc                      com    172967101           6690    135091  SH       Sole          135091
Digital Recorders                  com    253869101             10      3000  SH       Sole            3000
Exxon Mobil Corp Com               com    302290101             75      1712  SH       Sole            1712
Gannett Inc.                       com    364730101           8238    108250  SH       Sole          108250
General Electric                   com    369604103           6156    164382  SH       Sole          164382
Halliburton Co.                    com    406216101             85      5000  SH       Sole            5000
Health Care Reit Inc.              com    42217K106             20       700  SH       Sole             700
Highwoods Properties               com    431284108            303     10800  SH       Sole           10800
Home Depot Inc.                    com    437076102           6385    131350  SH       Sole          131350
Illinois Tool Wks Inc.             com    452308109           7752    107140  SH       Sole          107140
Intel Corp.                        com    458140100            106      3470  SH       Sole            3470
Johnson & Johnson                  com    478160104           7811    120269  SH       Sole          120269
KeyCorp                            com    493267108             69      2596  SH       Sole            2596
Microsoft Corp                     com    594918104             51       841  SH       Sole             841
Morgan Stanley, Dean Witter & Co.  com    617446448           6730    117425  SH       Sole          117425
Pepsico, Inc.                      com    713448108           3139     60950  SH       Sole           60950
Pfizer Inc.                        com    717081103           7636    192156  SH       Sole          192156
Rite Aid Corp                      com    767754104              4      1250  SH       Sole            1250
Sabre Hldgs Corp                   com    785905100              2        36  SH       Sole              36
Sealed Air Corp.                   com    81211K100           7436    157949  SH       Sole          157949
Sears Roebuck & Co.                com    812387108            103      2000  SH       Sole            2000
Spdr Tr Unit Ser 1                 com    78462F103            710      6200  SH       Sole            6200
Staples Inc                        com    855030102           8971    449200  SH       Sole          449200
Target Corp                        com    87612E106           9031    209450  SH       Sole          209450
Tennant Co.                        com    880345103            151      3600  SH       Sole            3600
Travelers Ppty Cas CP              com    89420G109            120      6500  SH       Sole            6500
United Parcel Service CL B         com    911312106           5885     96800  SH       Sole           96800
Vodafone Airtouch PLC              com    92857T107           3123    169430  SH       Sole          169430
Wal-Mart Stores                    com    931142103           6859    111900  SH       Sole          111900
Walgreen Co.                       com    931422109           7147    182360  SH       Sole          182360
Winston Hotels, Inc.               com    97563A102             75      8000  SH       Sole            8000
Worldcom Inc GA New MCI Group      com    98157D30               1        20  SH       Sole              20
Zimmer Holdings Inc                com    98956P102              3        79  SH       Sole              79
Sealed Air Corp New                pfd    81211K209             55      1200  SH       Sole            1200

TOTAL                                                       148445

